11. Related Parties - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Termination benefits				€ 264
Share-based expense	€ 566	€ 567		1,167	€ 937
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	100	93	$ 93	708	577	$ 577
Share-based expense	19	23	11	40
Key Management Personnel
Disclosure of transactions between related parties [line items]
Compensation received for their services	195	€ 185		1,414	1,073
Share-based expense	€ 320		$ 436	€ 723	€ 681